UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                                -------------------

Check here if Amendment [X]; Amendment Number:  12
        This Amendment (Check only one.): [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clincher Capital Corporation
Address:     1850 Second Street, Suite 201
             Highland Park, Illinois 60035

Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
         ------------------------------------------------
Title:   President
         ------------------------------------------------
Phone:   (312) 739-2138
         ------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David S. Richter                Chicago, Illinois         February 14, 2003
--------------------------------  -----------------------     -----------------
          [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459                 Waveland International, Ltd.


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1
                                            ------------------

Form 13F Information Table Entry Total:            13
                                            ------------------

Form 13F Information Table Value Total:        $   6,360
                                            ------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number                Name

    1         28-05463                            David S. Richter






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

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                                                       Form 13F Information Table
-----------------------------------------------------------------------------------------------------------------------------------
   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn      Put/Call   Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers   Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CITIZENS
COMMUNICATIONS
COMPANY             COM         17453B101        243       23,000    SH                  DEFINED         1       23,000
-----------------------------------------------------------------------------------------------------------------------------------
DYCOM
INDUSTRIES,
INC.                COM         267475101        205       15,500    SH                  DEFINED         1       15,500
-----------------------------------------------------------------------------------------------------------------------------------

FACTORY 2-U
STORES INC.         COM         303072102         78       23,000    SH                  DEFINED         1       23,000
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV
GUIDE
INTERNATIONAL
INC                 COM         36866W106        130       40,000    SH                  DEFINED         1       40,000
-----------------------------------------------------------------------------------------------------------------------------------

HEARTLAND
PARTNERS, L.P.      COM         422357103        931      171,601    SH                  DEFINED         1      171,601
-----------------------------------------------------------------------------------------------------------------------------------

IDT CORP
CLASS B SHARES      COM         448947309        181       11,700    SH                  DEFINED         1       11,700
-----------------------------------------------------------------------------------------------------------------------------------

INTERACTIVE DATA
CORPORATION         COM         45840J107        130        9,475    SH                  DEFINED         1        9,475
-----------------------------------------------------------------------------------------------------------------------------------
LAKES
ENTERTAINMENT
INC.                COM         51206P109      1,062      348,902    SH                  DEFINED         1      348,902
-----------------------------------------------------------------------------------------------------------------------------------

MATTEL, INC.        COM         577081102        132        6,900    SH                  DEFINED         1        6,900
-----------------------------------------------------------------------------------------------------------------------------------

MTR GAMING
GROUP INC.          COM         553769100         25        3,150    SH                  DEFINED         1        3,150
-----------------------------------------------------------------------------------------------------------------------------------

NOVELL INC          COM         670006105        173       51,700    SH                  DEFINED         1       51,700
-----------------------------------------------------------------------------------------------------------------------------------

PLAYTEX
PRODUCTS, INC.      COM         72813P100         99       10,000    SH                  DEFINED         1       10,000
-----------------------------------------------------------------------------------------------------------------------------------

THE CRONOS
GROUP               COM         L20708100      2,178      554,312    SH                  DEFINED         1      554,312
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